Institutional Class Prospectus | MATTHEWS ASIA SMALL COMPANIES FUND
MATTHEWS ASIA SMALL COMPANIES FUND
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (USD $)	Institutional Class Prospectus MATTHEWS ASIA SMALL COMPANIES FUND Institutional Class Shares
Redemption Fee (as a percentage of amount redeemed on shares sold or exchanged within 90 days after purchase)	2.00%
Maximum Account Fee on Redemptions (for wire redemptions only)	9

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Class Prospectus MATTHEWS ASIA SMALL COMPANIES FUND Institutional Class Shares
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.36%
Administration and Shareholder Servicing Fees		0.15%
Total Annual Fund Operating Expenses		1.36%
[1]	"Other Expenses" for the Institutional Class are estimated based on the Other Expenses for the Investor Class. Actual fees, as well as the difference in fees between the Institutional Class and the Investor Class, will vary.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	One year:	Three years:	Five years:	Ten years:
Institutional Class Prospectus MATTHEWS ASIA SMALL COMPANIES FUND Institutional Class Shares	138	431	745	1,635

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategy

Under normal market conditions, the Matthews Asia Small Companies Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of Small Companies located in Asia Ex Japan, which consists of all countries and markets in Asia excluding Japan, but including all other developed, emerging, and frontier countries and markets in the Asian region. A company is considered to be “located” in a country or a region if it has substantial ties to that country or region, including for example, if it (i) is organized under the laws of that country or any country in that region; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) has the primary trading markets for its securities in that country or region; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region.

The Fund seeks to invest in smaller companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews determines whether a company should be considered to be a small company based on the size of its revenues, number of employees, net assets, the size and depth of its product line, level of development, and other factors compared to other companies in its industry, sector or region (“Small Companies”). The Fund shall not invest in any company that has a market capitalization (the number of the company’s shares outstanding times the market price per share for such securities) higher than the greater of $3 billion or the market capitalization of the largest company included in the Fund’s primary benchmark index, if, at the time of purchase, more than 20% of the Fund’s assets are invested in such companies. The largest company in the Fund’s primary benchmark, the MSCI All Country Asia ex Japan Small Cap Index, had a market capitalization of $4.3 billion on December 31, 2012. Companies in which the Fund invests typically operate in growth industries and possess the potential to expand their scope of business over time. The Fund may continue to hold a security if its market capitalization increases above these levels after purchase.

Principal Risks of Investment

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets. Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. The Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more-abrupt or erratic price movements than more widely held or larger, more-established companies or the market indices in general. The value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

Past Performance

Institutional Class Shares were first offered on April 30, 2013. Because the Institutional Class Shares have less than one year of performance, return information is for Investor Class shares not offered in this Prospectus. The Institutional and Investor classes would have substantially similar returns because the shares are invested in the same portfolio of securities and the annual returns would only differ to the extent that the classes do not have the same expenses.

The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.

ANNUAL RETURNS FOR YEARS ENDED 12/31

Best Quarter Q2 2009 45.91% Worst Quarter Q3 2011 -22.10%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Returns Institutional Class Prospectus MATTHEWS ASIA SMALL COMPANIES FUND		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class Shares		23.92%	19.56%	Sep. 15, 2008
After Taxes on Distributions Investor Class Shares	[1]	23.88%	18.94%
After Taxes on Distributions and Sale of Fund Shares Investor Class Shares	[1]	15.91%	17.21%
MSCI All Country Asia ex Japan Small Cap Index (reflects no deduction for fees, expenses or taxes)		22.76%	12.26%	Sep. 15, 2008
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.